Note 29 - Valuation Accounts	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
29—VALUATION
ACCOUNTS

	Allowance for deferred tax assets	Allowance for doubtful accounts	Slow-moving inventory	Warranty reserve

Balance as of December 31, 2015	19,212	1,091	728	576
Charges to costs and expenses	238	103	121	319
Deductions: write-off and others		(233)	(46)	(347)
Balance as of December 31, 2016	19,450	960	803	548
Charges to costs and expenses	1,536	69	239	316
Deductions: write-off and others	(6,720)	–	(319)	(415)
Balance as of December 31, 2017	14,266	1,029	723	449
Charges to costs and expenses	515	365	355	433
Deductions: write-off and others	(228)	10	(104)	(334)
Balance as of December 31, 2018	14,553	1,404	974	548